Acquisitions, Investments and Dispositions - TVI and CSV (Details) - MXN ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 31, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Detailed information about business combination
Undiscounted amount of long-term liabilities				$ 5,106,250
Carrying value of the non-controlling interest					$ 15,013,771	$ 13,995,150
TVI
Detailed information about business combination
Proportion of voting rights held in associate	100.00%	50.00%
Cash consideration		$ 2,000,000
Assumption of long-term liabilities		4,750,000
Undiscounted amount of long-term liabilities		5,106,250
Consideration for the acquisition of a non-controlling interest		$ (6,750,000)
Cable Sistema de Victoria, S.A. de C.V. ("CSV")
Detailed information about business combination
Proportion of voting rights held in associate			50.00%
Consideration for the acquisition of a non-controlling interest			$ (379,424)	(379,424)
Non-controlling Interests
Detailed information about business combination
Carrying value of the non-controlling interest					$ 15,013,771	$ 13,995,150
Non-controlling Interests | TVI
Detailed information about business combination
Carrying value of the non-controlling interest			768,703	768,703
Consideration for the acquisition of a non-controlling interest			(6,750,000)	(6,750,000)
Decrease in retained earnings attributable to stockholders of the Company			(5,981,297)	(5,981,297)
Non-controlling Interests | Cable Sistema de Victoria, S.A. de C.V. ("CSV")
Detailed information about business combination
Carrying value of the non-controlling interest			35,724	35,724
Consideration for the acquisition of a non-controlling interest			(379,424)	(379,424)
Decrease in retained earnings attributable to stockholders of the Company			$ (343,700)	$ (343,700)